united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23862

Texas Capital Funds Trust

(Exact name of registrant as specified in charter)

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Address of principal executive offices) (Zip code)

Neil Rajan, Secretary
Texas Capital Funds Trust
2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-945-229-5947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1. Reports to Stockholders.

(a)

Texas Capital Government Money Market ETF

(MMKT) NYSE

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/MMKT?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$10	0.20%

Fund Statistics

Net Assets	$57,611,919
Total Number of Portfolio Holdings	27

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.31%, 08/19/25	5.9%
United States Treasury Floating Rate Note, 4.36%, 07/31/25	5.4%
United States Treasury Bill, 4.32%, 08/26/25	5.4%
United States Treasury Bill, 4.25%, 09/04/25	5.3%
United States Treasury Bill, 4.26%, 09/02/25	5.2%
United States Treasury Bill, 4.24%, 09/16/25	5.2%
United States Treasury Bill, 4.23%, 09/11/25	5.2%
Mirae Asset Securities Repo	4.7%
United States Treasury Bill, 4.30%, 08/14/25	4.4%
United States Treasury Bill, 0.00%, 07/01/25	4.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
80.6%
U.S. Government & Agencies
9.5%
Repurchase Agreements
8.2%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
1.6%

Value	Value
Other Assets in Excess of Liabilities	1.6%
Money Market Funds	0.1%
Repurchase Agreements	8.2%
U.S. Government & Agencies	9.5%
U.S. Treasury Obligations	80.6%

Texas Capital Government Money Market ETF

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/MMKT?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MMKT

Texas Capital Government Money Market Fund

(TXGXX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$13	0.25%

Fund Statistics

Net Assets	$19,027,221
Total Number of Portfolio Holdings	27

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo, 4.47%, 6/30/2025	17.1%
United States Treasury Bill, 4.29%, 08/12/25	7.8%
United States Treasury Bill, 4.30%, 08/19/25	7.8%
United States Treasury Bill, 4.29%, 08/21/25	7.8%
Mirae Asset Securities Repo, 4.45%, 6/26/2025	5.3%
Mirae Asset Securities Repo, 4.44%, 6/27/2025	5.3%
United States Treasury Bill, 4.15%, 07/08/25	3.9%
United States Treasury Bill, 4.19%, 10/14/25	3.9%
Federal National Mortgage Association, 3.40%, 08/25/25	3.3%
Federal National Mortgage Association, 3.23%, 08/18/25	2.9%

What did the Fund invest in?

Asset Weighting (% of total investments)

U.S. Treasury Obligations
65.4%
Repurchase Agreements
27.6%
U.S. Government & Agencies
8.9%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-2.5%

Value	Value
Liabilities in Excess of Other Assets	-2.5%
Money Market Funds	0.6%
U.S. Government & Agencies	8.9%
Repurchase Agreements	27.6%
U.S. Treasury Obligations	65.4%

Texas Capital Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txgxx?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TXGXX

Texas Capital Texas Equity Index ETF

(TXS) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$25	0.49%

Fund Statistics

Net Assets	$32,412,778
Number of Portfolio Holdings	210
Portfolio Turnover	6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Crowdstrike Holdings, Inc., Class A	5.3%
Tesla, Inc.	4.7%
Tenet Healthcare Corp.	4.7%
Charles Schwab Corp. (The)	4.2%
Digital Realty Trust, Inc.	4.2%
McKesson Corp.	4.2%
Waste Management, Inc.	3.7%
Crown Castle International Corp.	3.2%
CBRE Group, Inc., Class A	2.8%
GameStop Corp., Class A	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
20.1%
Consumer Discretionary
19.2%
Real Estate
13.0%
Industrials
12.7%
Health Care
11.2%
Technology
11.0%
Financials
6.8%
Consumer Staples
2.1%
Utilities
1.7%
Communications
1.6%
Materials
0.4%
Money Market Funds
0.2%

Value	Value
Money Market Funds	0.2%
Materials	0.4%
Communications	1.6%
Utilities	1.7%
Consumer Staples	2.1%
Financials	6.8%
Technology	11.0%
Health Care	11.2%
Industrials	12.7%
Real Estate	13.0%
Consumer Discretionary	19.2%
Energy	20.1%

Texas Capital Texas Equity Index ETF

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txs?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TXS

Texas Capital Texas Oil Index ETF

(OILT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$16	0.35%

Fund Statistics

Net Assets	$11,712,561
Number of Portfolio Holdings	29
Portfolio Turnover	5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Exxon Mobil Corp.	8.6%
ConocoPhillips	8.3%
Occidental Petroleum Corp.	8.2%
Diamondback Energy, Inc.	8.0%
EOG Resources, Inc.	7.3%
Chevron Corp.	5.0%
APA Corp.	4.5%
Devon Energy Corp.	4.1%
Permian Resources Corp.	4.1%
SM Energy Co.	3.9%

What did the Fund invest in?

Industry Weighting (% of net assets)

Oil & Gas Producers
90.5%
Oil, Gas & Consumable Fuels
5.0%
Gas & Water Utilities
4.1%
Money Market Funds
0.3%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.3%
Gas & Water Utilities	4.1%
Oil, Gas & Consumable Fuels	5.0%
Oil & Gas Producers	90.5%

Texas Capital Texas Oil Index ETF

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/oilt?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-OILT

Texas Capital Texas Small Cap Equity Index ETF

(TXSS) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txss?&. You can also request this information by contacting us at (844) 822-3837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$24	0.49%

Fund Statistics

Net Assets	$9,989,952
Number of Portfolio Holdings	170
Portfolio Turnover	13%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Howard Hughes Holdings, Inc.	7.4%
Group 1 Automotive, Inc.	2.9%
DNOW, Inc.	2.7%
NETSTREIT Corp.	2.5%
Hess Midstream, L.P., Class A	2.5%
Vital Farms, Inc.	2.3%
Concentra Group Holdings Parent, Inc.	2.1%
Alkami Technology, Inc.	2.1%
Insperity, Inc.	2.0%
MRC Global, Inc.	2.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy
20.7%
Industrials
16.0%
Consumer Discretionary
14.9%
Real Estate
13.9%
Health Care
8.0%
Technology
7.9%
Financials
7.5%
Consumer Staples
3.3%
Communications
3.0%
Materials
3.0%
Utilities
1.5%
Money Market Funds
0.3%

Value	Value
Money Market Funds	0.3%
Utilities	1.5%
Materials	3.0%
Communications	3.0%
Consumer Staples	3.3%
Financials	7.5%
Technology	7.9%
Health Care	8.0%
Real Estate	13.9%
Consumer Discretionary	14.9%
Industrials	16.0%
Energy	20.7%

Texas Capital Texas Small Cap Equity Index ETF

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.texascapitalbank.com/etf-funds-management/txss?&), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-TXSS

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Texas Capital Texas Equity Index ETF (TXS)

NYSE Arca, Inc.

Texas Capital Texas Oil Index ETF (OILT)

NYSE Arca, Inc.

Texas Capital Texas Small Cap Equity Index ETF (TXSS)

NASDAQ Stock Market LLC

Texas Capital Government Money Market ETF (MMKT)

NYSE

Semi-Annual Financial Statements

and Additional Information

June 30, 2025

Fund Adviser:

Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800

Dallas, TX 75201

Texas Capital Texas Equity Index ETF

Schedule of Investments

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.80%
Communications — 1.61%
AST SpaceMobile, Inc., Class A(a)	519	$24,253
AT&T, Inc.	15,052	435,605
Frontier Communications Parent, Inc.(a)	533	19,401
Match Group, Inc.	519	16,032
Nexstar Media Group, Inc.	90	15,565
Thryv Holdings, Inc.(a)	972	11,820
		522,676
Consumer Discretionary — 19.16%
Academy Sports & Outdoors, Inc.	5,867	262,900
Brinker International, Inc.(a)	2,410	434,595
Builders FirstSource, Inc.(a)	183	21,354
Carriage Services, Inc.	693	31,698
Cinemark Holdings, Inc.	594	17,927
Copart, Inc.(a)	1,973	96,815
D.R. Horton, Inc.	3,973	512,199
Dave & Buster’s Entertainment, Inc.(a)	7,778	233,962
Forestar Group, Inc.(a)	667	13,340
GameStop Corp., Class A(a)	36,188	882,626
Green Brick Partners, Inc.(a)	588	36,973
Group 1 Automotive, Inc.	1,107	483,438
LGI Homes, Inc.(a)	336	17,311
Microvast Holdings, Inc.(a)	3,797	13,783
Rush Enterprises, Inc., Class A	6,090	313,696
Sally Beauty Holdings, Inc.(a)	8,796	81,451
Service Corp. International	7,734	629,547
Target Hospitality Corp.(a)	2,299	16,369
Tesla, Inc.(a)	4,833	1,535,251
Wingstop, Inc.	1,528	514,539
XPEL, Inc.(a)	1,271	45,629
YETI Holdings, Inc.(a)	430	13,554
		6,208,957
Consumer Staples — 2.15%
Darling Ingredients, Inc.(a)	458	17,377
Kimberly-Clark Corp.	568	73,226
Quanex Building Products Corp.	761	14,383
Sysco Corp.	7,527	570,095
Vital Farms, Inc.(a)	562	21,648
		696,729
Energy — 20.07%
APA Corp.	2,003	36,635
Archrock, Inc.	778	19,318
Atlas Energy Solutions, Inc.	812	10,856
Baker Hughes Co., Class A	5,613	215,202
ChampionX Corp.	484	12,023
Cheniere Energy, Inc.	3,444	838,683
Chevron Corp.	2,812	402,650

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.80% - continued
Energy — 20.07% - continued
Chord Energy Corp.	285	$27,602
Comstock Resources, Inc.(a)	783	21,666
ConocoPhillips	7,152	641,820
Coterra Energy, Inc.	4,108	104,261
Crescent Energy Co., Class A	1,326	11,404
CVR Energy, Inc.	621	16,674
Diamondback Energy, Inc.	1,076	147,842
DNOW, Inc.(a)	1,526	22,631
EOG Resources, Inc.	3,092	369,834
Excelerate Energy, Inc., Class A	501	14,689
Expro Group Holdings N.V.(a)	1,529	13,134
Exxon Mobil Corp.	7,081	763,332
Flowco Holdings, Inc., Class A	899	16,011
Halliburton Co.	4,335	88,347
Helix Energy Solutions Group, Inc.(a)	1,791	11,176
Hess Midstream, L.P., Class A	1,216	46,828
HF Sinclair Corp.	458	18,815
Innovex International, Inc.(a)	810	12,652
Kimbell Royalty Partners, L.P.	1,153	16,096
Kinder Morgan, Inc.	19,449	571,801
Kinetik Holdings, Inc., Class A	368	16,210
Kodiak Gas Services, Inc.	363	12,440
Landbridge Co., LLC	205	13,854
Magnolia Oil & Gas Corp., Class A	881	19,805
Matador Resources Co.	556	26,532
MRC Global, Inc.(a)	1,315	18,029
Murphy Oil Corp.	621	13,973
Newpark Resources, Inc.(a)	2,339	19,905
Noble Corp. plc	634	16,833
NOV, Inc.	1,037	12,890
Occidental Petroleum Corp.	4,070	170,981
Oceaneering International, Inc.(a)	735	15,229
Par Pacific Holdings, Inc.(a)	679	18,014
Patterson-UTI Energy, Inc.	1,813	10,751
Permian Resources Corp., Class A	3,454	47,043
Phillips 66	663	79,096
ProPetro Holding Corp.(a)	1,938	11,570
Range Resources Corp.	1,327	53,969
Sable Offshore Corp.(a)	582	12,792
Schlumberger Ltd.	7,706	260,463
Select Water Solutions, Inc., Class A	1,479	12,779
Solaris Energy Infrastructure, Inc., Class A	563	15,927
Summit Midstream Corp.(a)	611	14,988
Talen Energy Corp.(a)	203	59,026
Talos Energy, Inc.(a)	1,704	14,450
Targa Resources Corp.	2,128	370,442
TETRA Technologies, Inc.(a)	4,262	14,320

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.80% - continued
Energy — 20.07% - continued
Texas Pacific Land Corp.	499	$527,139
Thermon Group Holdings, Inc.(a)	489	13,731
Tidewater, Inc.(a)	354	16,330
VAALCO Energy, Inc.	3,590	12,960
Valero Energy Corp.	519	69,764
Viper Energy, Inc.	624	23,793
Weatherford International PLC	346	17,407
		6,505,417
Financials — 6.77%
Acuren Corp.(a)	1,576	17,399
Applied Digital Corp.(a)	1,330	13,393
Charles Schwab Corp. (The)	14,859	1,355,735
Comerica, Inc.	1,174	70,029
Corebridge Financial, Inc.	1,882	66,811
Cullen/Frost Bankers, Inc.	528	67,869
EZCORP, Inc., Class A(a)	1,063	14,754
First Financial Bankshares, Inc.	1,234	44,399
First Foundation, Inc.	2,982	15,208
FirstCash Holdings, Inc.	352	47,569
Globe Life, Inc.	675	83,896
Goosehead Insurance, Inc., Class A	215	22,685
Hilltop Holdings, Inc.	495	15,023
International Bancshares Corp.	481	32,016
Mr. Cooper Group, Inc.(a)	551	82,215
P10, Inc., Class A	1,266	12,938
Prosperity Bancshares, Inc.	780	54,787
Skyward Specialty Insurance Group, Inc.(a)	313	18,088
Southside Bancshares, Inc.	491	14,450
Stellar Bancorp, Inc.	530	14,830
Stewart Information Services Corp.	247	16,080
TPG, Inc., Class A	1,056	55,387
Triumph Financial, Inc.(a)	240	13,227
Veritex Holdings, Inc.	572	14,929
Victory Capital Holdings, Inc., Class A	462	29,416
		2,193,133
Health Care — 11.22%
Addus HomeCare Corp.(a)	1,671	192,482
agilon health, inc.(a)	28,674	65,950
Castle Biosciences, Inc.(a)	726	14,825
Concentra Group Holdings Parent, Inc.	10,798	222,115
Enhabit, Inc.(a)	4,598	44,325
Integer Holdings Corp.(a)	109	13,404
McKesson Corp.	1,846	1,352,712
Natera, Inc.(a)	243	41,052
Nutex Health, Inc.(a)	312	38,841
Savara, Inc.(a)	5,472	12,476
Taysha Gene Therapies, Inc.(a)	6,001	13,862

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.80% - continued
Health Care — 11.22% - continued
Tenet Healthcare Corp.(a)	8,608	$1,515,008
US Physical Therapy, Inc.	1,394	109,011
		3,636,063
Industrials — 12.67%
AECOM	1,868	210,822
Alamo Group, Inc.	81	17,689
American Airlines Group, Inc.(a)	6,885	77,250
AMN Healthcare Services, Inc.(a)	591	12,216
Arcosa, Inc.	228	19,770
AZZ, Inc.	164	15,495
Bristow Group, Inc.(a)	451	14,869
Cactus, Inc., Class A	314	13,728
Caterpillar, Inc.	779	302,416
CECO Environmental Corp.(a)	602	17,043
Comfort Systems USA, Inc.	514	275,612
CSW Industrials, Inc.	52	14,915
DXP Enterprises, Inc.(a)	189	16,566
Ennis, Inc.	855	15,510
Flowserve Corp.	298	15,600
Fluor Corp.(a)	2,301	117,972
Great Lakes Dredge & Dock Corp.(a)	1,384	16,871
IES Holdings, Inc.(a)	272	80,574
Insperity, Inc.	542	32,585
Intuitive Machines, Inc.(a)	1,428	15,522
Jacobs Solutions, Inc.	1,628	214,001
KBR, Inc.	1,832	87,826
Kirby Corp.(a)	558	63,283
Lennox International, Inc.	54	30,955
Powell Industries, Inc.	84	17,678
Primoris Services Corp.	739	57,598
Quanta Services, Inc.	2,181	824,592
Southwest Airlines Co.	5,949	192,985
Sterling Infrastructure, Inc.(a)	420	96,907
Trinity Industries, Inc.	489	13,208
TSS, Inc.(a)	784	22,603
Waste Management, Inc.	5,172	1,183,457
		4,108,118
Materials — 0.39%
ATI, Inc.(a)	279	24,089
Celanese Corp.	270	14,939
Commercial Metals Co.	319	15,602
Eagle Materials, Inc.	66	13,339
Huntsman Corp.	1,331	13,869
United States Lime & Minerals, Inc.	155	15,469
Uranium Energy Corp.(a)	2,642	17,966
Westlake Corp.	131	9,947
		125,220

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.80% - continued
Real Estate — 12.96%
Camden Property Trust	2,441	$275,076
CBRE Group, Inc., Class A(a)	6,467	906,156
Crown Castle International Corp.	10,050	1,032,436
Digital Realty Trust, Inc.	7,773	1,355,067
Howard Hughes Holdings, Inc.(a)	1,371	92,543
Invitation Homes, Inc.	14,146	463,989
NETSTREIT Corp.	1,807	30,593
NexPoint Residential Trust, Inc.	493	16,427
Summit Hotel Properties, Inc.	2,455	12,496
Whitestone REIT	1,288	16,074
		4,200,857
Technology — 11.05%
Alkami Technology, Inc.(a)	1,028	30,984
Amentum Holdings, Inc.(a)	98	2,314
Applied Optoelectronics, Inc.(a)	824	21,169
BigCommerce Holdings, Inc.(a)	2,410	12,050
Bumble, Inc., Class A(a)	2,843	18,735
Cirrus Logic, Inc.(a)	149	15,534
Crowdstrike Holdings, Inc., Class A(a)	3,377	1,719,940
Dell Technologies, Inc., Class C	547	67,062
Digital Turbine, Inc.(a)	3,087	18,213
Diodes, Inc.(a)	300	15,867
E2open Parent Holdings, Inc., Class A(a)	4,960	16,021
Hewlett Packard Enterprise Co.	2,096	42,863
Omnicell, Inc.(a)	710	20,874
Oracle Corp.	3,643	796,469
PROS Holdings, Inc.(a)	671	10,508
Q2 Holdings, Inc.(a)	191	17,876
Sabre Corp.(a)	4,568	14,435
Silicon Laboratories, Inc.(a)	124	18,273
TaskUs, Inc., Class A(a)	1,124	18,838
Texas Instruments, Inc.	1,565	324,925
Tyler Technologies, Inc.(a)	615	364,596
Upbound Group, Inc.	583	14,634
		3,582,180
Utilities — 1.75%
Aris Water Solution, Inc., Class A	477	11,281
Atmos Energy Corp.	628	96,781
CenterPoint Energy, Inc.	2,606	95,744
NRG Energy, Inc.	734	117,866
Vistra Corp.	1,274	246,914
		568,586
Total Common Stocks — 99.80% (Cost $27,430,117)		32,347,936

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.19%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.24%(b)	61,763	$61,763
Total Money Market Funds (Cost $61,763)		61,763

Total Investments — 99.99% (Cost $27,491,880)		32,409,699
Other Assets in Excess of Liabilities — 0.01%		3,079
NET ASSETS — 100.00%		$32,412,778

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF

Schedule of Investments

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.63%
Gas & Water Utilities — 4.14%
Osaka Gas Company Ltd. (Japan)	7,375	$189,098
Tokyo Gas Company Ltd. (Japan)	8,905	296,277
		485,375
Oil & Gas Producers — 90.47%
APA Corp.	28,952	529,532
Baytex Energy Corp.	130,722	233,992
BP PLC - ADR	11,293	338,000
Civitas Resources, Inc.	16,202	445,879
Comstock Resources, Inc.(a)	7,248	200,552
ConocoPhillips	10,860	974,576
Coterra Energy, Inc.	8,220	208,624
Crescent Energy Co., Class A	53,272	458,139
Devon Energy Corp.	15,113	480,745
Diamondback Energy, Inc.	6,786	932,396
EOG Resources, Inc.	7,171	857,723
Exxon Mobil Corp.	9,372	1,010,302
Kinder Morgan, Inc.	10,235	300,909
Magnolia Oil & Gas Corp., Class A	11,434	257,036
Matador Resources Co.	1,387	66,188
Murphy Oil Corp.	6,610	148,725
Occidental Petroleum Corp.	22,977	965,264
Ovintiv, Inc.	12,072	459,340
Permian Resources Corp.	35,068	477,626
Repsol S.A. - ADR	6,586	95,826
Riley Exploration Permian, Inc.	3,333	87,425
Ring Energy, Inc.(a)	85,867	68,178
SM Energy Co.	18,695	461,954
Total S.A. - ADR	2,067	126,893
Vital Energy, Inc.(a)	25,492	410,166
		10,595,990
Oil, Gas & Consumable Fuels — 5.02%
Chevron Corp.	4,105	587,795

Total Common Stocks — 99.63% (Cost $13,850,485)		11,669,160

MONEY MARKET FUNDS — 0.28%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.24%(b)	32,627	32,627
Total Money Market Funds (Cost $32,627)		32,627

Total Investments — 99.91% (Cost $13,883,112)		11,701,787
Other Assets in Excess of Liabilities — 0.09%		10,774
NET ASSETS — 100.00%		$11,712,561

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.75%
Communications — 3.02%
Asset Entities, Inc.(a)	756	$2,835
AST SpaceMobile, Inc.(a)	2,806	131,125
Clear Channel Outdoor Holdings, Inc.(a)	32,670	38,224
iHeartMedia, Inc., Class A(a)	2,866	5,044
Nexstar Media Group, Inc.	412	71,255
Spok Holdings, Inc.	302	5,339
Thryv Holdings, Inc.(a)	3,919	47,655
		301,477
Consumer Discretionary — 14.95%
Academy Sports & Outdoors, Inc.	3,506	157,104
Carriage Services, Inc.	1,804	82,515
Cinemark Holdings, Inc.	1,503	45,361
Dave & Buster’s Entertainment, Inc.(a)	2,478	74,538
European Wax Center, Inc.(a)	3,855	21,703
Forestar Group, Inc.(a)	545	10,900
Green Brick Partners, Inc.(a)	1,116	70,174
Group 1 Automotive, Inc.	668	291,722
LGI Homes, Inc.(a)	582	29,985
Microvast Holdings, Inc.(a)	3,051	11,075
RCI Hospitality Holdings, Inc.	4,485	170,968
Rush Enterprises, Inc., Class A	3,732	192,235
Sally Beauty Holdings, Inc.(a)	5,263	48,736
Target Hospitality Corp.(a)	19,271	137,209
XPEL, Inc.(a)	3,104	111,434
YETI Holdings, Inc.(a)	1,219	38,423
		1,494,082
Consumer Staples — 3.32%
Darling Ingredients, Inc.(a)	2,237	84,872
Quanex Building Products Corp.	700	13,230
Vital Farms, Inc.(a)	6,072	233,893
		331,995
Energy — 20.67%
Amplify Energy Corp.(a)	1,273	4,074
Archrock, Inc.	2,042	50,703
Atlas Energy Solutions, Inc.	937	12,528
Berry Corp.	1,751	4,850
ChampionX Corp.	2,913	72,359
Chord Energy Corp.	710	68,763
Comstock Resources, Inc.(a)	1,055	29,192
Crescent Energy Co., Class A	2,694	23,168
CVR Energy, Inc.	1,545	41,483
DNOW, Inc.(a)	17,861	264,879
Excelerate Energy, Inc., Class A	5,736	168,180
Expro Group Holdings N.V.(a)	2,639	22,669
Flotek Industries, Inc.(a)	301	4,443
Flowco Holdings, Inc., Class A	280	4,987

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.75% - continued
Energy — 20.67% - continued
Forum Energy Technologies, Inc.(a)	270	$5,257
Granite Ridge Resources, Inc.	818	5,211
Helix Energy Solutions Group, Inc.(a)	1,750	10,920
Hess Midstream, L.P., Class A	6,384	245,848
Innovex International, Inc.(a)	569	8,888
Kimbell Royalty Partners, L.P.	1,044	14,574
Kinetik Holdings, Inc.	2,529	111,402
Kodiak Gas Services, Inc.	696	23,852
Landbridge Co., LLC	280	18,922
Magnolia Oil & Gas Corp., Class A	2,275	51,142
Matador Resources Co.	1,431	68,287
MRC Global, Inc.(a)	14,562	199,645
Murphy Oil Corp.	1,561	35,122
Natural Gas Services Group, Inc.(a)	198	5,110
Newpark Resources, Inc.(a)	1,195	10,169
Noble Corp. PLC	1,479	39,267
NOV, Inc.	5,718	71,075
Oceaneering International, Inc.(a)	1,423	29,484
Oil States International, Inc.(a)	961	5,151
Par Pacific Holdings, Inc.(a)	769	20,402
Patterson-UTI Energy, Inc.	4,314	25,582
ProPetro Holding Corp.(a)	981	5,856
Ranger Energy Services, Inc.	3,772	45,038
Sable Offshore Corp.(a)	963	21,167
Select Energy Services, Inc., Class A	1,186	10,247
Solaris Energy Infrastructure, Inc., Class A	399	11,288
Summit Midstream Corp.(a)	623	15,282
T1 Energy, Inc.(a)	3,269	4,021
Talos Energy, Inc.(a)	1,485	12,593
TETRA Technologies, Inc.(a)	1,537	5,164
Thermon Group Holdings, Inc.(a)	493	13,843
Tidewater, Inc.(a)	589	27,171
VAALCO Energy, Inc.	1,316	4,751
Viper Energy, Inc.	1,628	62,076
W&T Offshore, Inc.	2,667	4,401
Weatherford International PLC	883	44,424
		2,064,910
Financials — 7.55%
Acuren Corp.(a)	8,221	90,760
Applied Blockchain, Inc.(a)	2,479	24,963
eHealth, Inc.(a)	1,138	4,951
EZCORP, Inc., Class A(a)	796	11,048
Finance Of America Cos., Inc.(a)	221	5,154
First Financial Bankshares, Inc.	2,210	79,516
First Foundation, Inc.	1,180	6,018
FirstCash Holdings, Inc.	628	84,868
Goosehead Insurance, Inc., Class A	379	39,988

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.75% - continued
Financials — 7.55% - continued
Guaranty Bancshares, Inc.	142	$6,026
Hilltop Holdings, Inc.	671	20,365
International Bancshares Corp.	870	57,907
P10, Inc.	998	10,200
Skyward Specialty Insurance Group, Inc.(a)	533	30,802
South Plains Financial, Inc.	198	7,136
Southside Bancshares, Inc.	457	13,450
Stellar Bancorp, Inc.	721	20,174
Stewart Information Services Corp.	440	28,644
Third Coast Bancshares, Inc.(a)	211	6,893
TPG, Inc.	1,954	102,487
Triumph Bancorp, Inc.(a)	358	19,729
TWFG, Inc.(a)	194	6,790
Veritex Holdings, Inc.	838	21,872
Victory Capital Holdings, Inc., Class A	850	54,119
		753,860
Health Care — 7.98%
Addus HomeCare Corp.(a)	1,613	185,801
agilon health, inc.(a)	27,680	63,664
Castle Biosciences, Inc.(a)	386	7,882
Concentra Group Holdings Parent, Inc.	10,424	214,422
Enhabit, Inc.(a)	4,438	42,782
Integer Holdings Corp.(a)	520	63,945
Nutex Health, Inc.(a)	301	37,472
Savara, Inc.(a)	14,498	33,055
Taysha Gene Therapies, Inc.(a)	18,731	43,269
US Physical Therapy, Inc.	1,345	105,179
		797,471
Industrials — 16.03%
Alamo Group, Inc.	143	31,228
AMN Healthcare Services, Inc.(a)	8,158	168,626
Arcosa, Inc.	594	51,506
AZZ, Inc.	452	42,705
Bristow Group, Inc.(a)	1,194	39,366
Cactus, Inc., Class A	1,043	45,600
CECO Environmental Corp.(a)	431	12,202
Civeo Corp.	2,231	51,514
CSW Industrials, Inc.	248	71,134
Distribution Solutions Group, Inc.(a)	1,764	48,457
DXP Enterprises, Inc.(a)	2,195	192,392
Ennis, Inc.	361	6,548
Great Lakes Dredge & Dock Corp.(a)	1,861	22,686
Hyliion Holdings Corp.(a)	3,103	4,096
IES Holdings, Inc.(a)	516	152,855
Insperity, Inc.	3,407	204,829
Intuitive Machines, Inc.(a)	1,677	18,229
Orion Group Holdings, Inc.(a)	1,050	9,523

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.75% - continued
Industrials — 16.03% - continued
Powell Industries, Inc.	139	$29,252
Primoris Services Corp.	1,403	109,350
Resources Connection, Inc.	2,900	15,573
Sterling Construction Co., Inc.(a)	799	184,353
Trinity Industries, Inc.	1,207	32,601
TSS, Inc.(a)	1,956	56,391
		1,601,016
Materials — 2.97%
Celanese Corp.	1,682	93,065
Commercial Metals Co.	1,720	84,125
Huntsman Corp.	2,405	25,060
United States Antimony Corp.(a)	1,646	3,588
United States Lime & Minerals, Inc.	135	13,473
Uranium Energy Corp.(a)	5,408	36,775
Westlake Chemical Corp.	532	40,395
		296,481
Real Estate — 13.89%
FrontView REIT, Inc.	3,481	41,772
Howard Hughes Holdings, Inc.(a)	10,942	738,585
Legacy Housing Corp.(a)	202	4,577
NETSTREIT Corp.	14,903	252,308
NexPoint Diversified Real Estate Trust	6,060	25,392
NexPoint Residential Trust, Inc.	3,634	121,085
Summit Hotel Properties, Inc.	19,848	101,026
Whitestone REIT	8,252	102,985
		1,387,730
Technology — 7.89%
Alkami Technology, Inc.(a)	6,874	207,182
Applied Optoelectronics, Inc.(a)	811	20,835
Aviat Networks, Inc.(a)	219	5,267
BigCommerce Holdings, Inc.(a)	875	4,375
Bumble, Inc., Class A(a)	1,138	7,500
Cirrus Logic, Inc.(a)	781	81,423
Digital Turbine, Inc.(a)	1,450	8,555
Diodes, Inc.(a)	668	35,330
E2open Parent Holdings, Inc.(a)	3,784	12,222
Omnicell, Inc.(a)	4,376	128,655
Open Lending Corp.(a)	1,717	3,331
PROS Holdings, Inc.(a)	603	9,443
Q2 Holdings, Inc.(a)	851	79,645
Rackspace Technology, Inc.(a)	8,137	10,415
Ribbon Communications, Inc.(a)	2,147	8,609
Sabre Corp.(a)	5,098	16,110
Silicon Laboratories, Inc.(a)	491	72,354
TaskUs, Inc., Class A(a)	3,353	56,196
Upbound Group, Inc.	838	21,034
		788,481

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.75% - continued
Utilities — 1.48%
Aris Water Solution, Inc., Class A	6,253	$147,884

Total Common Stocks — 99.75% (Cost $10,238,494)		9,965,387

MONEY MARKET FUNDS — 0.26%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.24%(b)	25,783	25,783
Total Money Market Funds (Cost $25,783)		25,783

Total Investments — 100.01% (Cost $10,264,277)		9,991,170
Liabilities in Excess of Other Assets — (0.01)%		(1,218)
NET ASSETS — 100.00%		$9,989,952

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF

Schedule of Investments

June 30, 2025 - (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 9.51%
Federal Home Loan Mortgage Corp, 4.47%, 9/23/2025	$1,583,300	$1,568,910
Federal National Mortgage Association, 3.21%, 8/18/2025	1,354,000	1,347,098
Federal National Mortgage Association, 4.02%, 8/25/2025	1,583,300	1,573,620
Federal National Mortgage Association, 3.98%, 10/27/2025	1,000,000	987,863
Total U.S. Government & Agencies (Cost $5,478,180)		5,477,491

U.S. TREASURY OBLIGATIONS — 80.58%
United States Treasury Bill, 0.00%, 7/1/2025	2,422,500	2,422,500
United States Treasury Bill, 4.15%, 7/15/2025	2,111,100	2,107,695
United States Treasury Bill, 4.16%, 7/22/2025	2,111,100	2,105,981
United States Treasury Bill, 4.15%, 7/31/2025	2,042,500	2,035,441
United States Treasury Bill, 4.25%, 8/7/2025	2,111,100	2,101,888
United States Treasury Bill, 4.29%, 8/12/2025	2,100,000	2,089,485
United States Treasury Bill, 4.30%, 8/14/2025	2,533,300	2,519,990
United States Treasury Bill, 4.31%, 8/19/2025	3,411,100	3,391,101
United States Treasury Bill, 4.32%, 8/26/2025	3,111,100	3,090,218
United States Treasury Bill, 4.25%, 9/4/2025	3,097,200	3,073,440
United States Treasury Bill, 4.21%, 9/9/2025	2,111,100	2,093,815
United States Treasury Bill, 4.23%, 9/11/2025	3,000,000	2,974,599
United States Treasury Bill, 4.24%, 9/16/2025	3,011,100	2,983,793
United States Treasury Bill, 4.22%, 10/2/2025	2,055,600	2,033,187
United States Treasury Bill, 4.20%, 10/7/2025	2,000,000	1,977,143
United States Treasury Bill, 4.19%, 10/28/2025	1,500,000	1,479,206
United States Treasury Bill, 4.26%, 9/2/2025	3,011,100	2,988,659
United States Treasury Floating Rate Note, 4.36%, 7/31/2025	3,107,800	3,107,544
United States Treasury Floating Rate Note, 4.41%, 10/31/2025	1,845,000	1,845,701
Total U.S. Treasury Obligations (Cost $46,422,123)		46,421,386

REPURCHASE AGREEMENTS — 8.16%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.44%, dated 6/27/2025 and maturing 7/7/2025 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 1.99% to 5.74% and maturity dates ranging from 3/27/2028 to 5/1/2045 with a par value of $1,033,965 and a collateral value of $1,015,841	1,000,000	1,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.45%, dated 6/26/2025 and maturing 7/3/2025 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 2.50% to 5.78% and maturity dates ranging from 3/1/2037 to 2/1/2052 with a par value of $1,085,160 and a collateral value of $1,012,949	1,000,000	1,000,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Principal Amount	Fair Value
REPURCHASE AGREEMENTS — 8.16% - continued
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.47%, dated 6/30/2025 and maturing 7/1/2025 collateralized by U.S. Treasury Securities, Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 0.00% to 6.50% and maturity dates ranging from 7/1/2025 to 5/15/2064 with a par value of $4,561,138 and a collateral value of $2,753,107	$2,700,000	$2,700,000
Total Repurchase Agreements (Cost $4,700,000)		4,700,000

	Shares
MONEY MARKET FUNDS — 0.11%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.24%(a)	65,352	65,352
Total Money Market Funds (Cost $65,352)		65,352

Total Investments — 98.36% (Cost $56,665,655)		56,664,229
Other Assets in Excess of Liabilities — 1.64%		947,690
NET ASSETS — 100.00%		$57,611,919

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Assets and Liabilities

June 30, 2025 - (Unaudited)

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Assets
Investments in securities, at fair value (cost $27,491,880, $13,883,112, $10,264,277 and $51,965,655)	$32,409,699	$11,701,787	$9,991,170	$51,964,229
Foreign currency (cost $–, $4,254, $– and $–)	—	4,253	—	—
Repurchase Agreements (cost $–, $–, $– and $4,700,000)	—	—	—	4,700,000
Receivable for fund shares sold	—	—	—	10,019,464
Dividends and interest receivable	16,004	8,536	2,746	47,075
Tax reclaims receivable	—	1,473	—	—
Total Assets	32,425,703	11,716,049	9,993,916	66,730,768

Liabilities
Payable for investments purchased	—	—	—	9,111,066
Payable to Adviser	12,925	3,488	3,964	7,783
Total Liabilities	12,925	3,488	3,964	9,118,849

Net Assets	$32,412,778	$11,712,561	$9,989,952	$57,611,919

Net Assets consist of:
Paid-in capital	26,555,436	13,624,269	10,037,599	57,580,464
Accumulated earnings (deficit)	5,857,342	(1,911,708)	(47,647)	31,455
Net Assets	$32,412,778	$11,712,561	$9,989,952	$57,611,919
Shares outstanding (unlimited number of shares authorized, no par value)	934,000	540,001	380,001	575,000
Net asset value per share	$34.70	$21.69	$26.29	$100.19

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Operations

For the six months ended June 30, 2025 - (Unaudited)

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Investment Income
Dividend income (net of foreign taxes withheld of $–, $3,038, $167 and $–)	$215,631	$198,811	$80,312	$—
Interest income	1,459	1,067	886	1,017,582
Total investment income	217,090	199,878	81,198	1,017,582

Expenses
Advisory fees	71,174	21,258	28,413	46,801
Total Operating Expenses	71,174	21,258	28,413	46,801
Net investment income	145,916	178,620	52,785	970,781

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	(223,939)	(4,753)	(480,209)	11
Net realized gain from in-kind redemptions	1,264,774	298,064	849,655	514
Foreign currency transactions	—	(1,383)	—	—
Change in unrealized appreciation (depreciation) on investment securities	700,192	(1,705,767)	(1,126,548)	(12,405)
Foreign currency translations	—	266	—	—
Net realized and change in unrealized gain (loss) on investment securities	1,741,027	(1,413,573)	(757,102)	(11,880)
Net increase (decrease) in net assets resulting from operations	$1,886,943	$(1,234,953)	$(704,317)	$958,901

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets

	Texas Capital Texas Equity Index ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$145,916	$230,918
Net realized loss on investment securities	(223,939)	(115,556)
Net realized gain from in-kind redemptions	1,264,774	1,725,596
Change in unrealized appreciation on investment securities	700,192	3,189,224
Net increase in net assets resulting from operations	1,886,943	5,030,182

Distributions to Shareholders from Earnings	(122,634)	(226,285)

Capital Transactions
Proceeds from shares sold	6,703,648	10,261,033
Amount paid for shares redeemed	(5,117,447)	(4,850,515)
Net increase in net assets resulting from capital transactions	1,586,201	5,410,518
Total Increase in Net Assets	3,350,510	10,214,415

Net Assets
Beginning of year/period	$29,062,268	$18,847,853
End of year/period	$32,412,778	$29,062,268

Share Transactions
Shares sold	200,000	340,000
Shares redeemed	(160,000)	(160,000)
Net increase in shares outstanding	40,000	180,000

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

	Texas Capital Texas Oil Index ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$178,620	$336,092
Net realized loss on investment securities	(6,136)	(32,197)
Net realized gain from in-kind redemptions	298,064	766,576
Change in unrealized depreciation on investment securities	(1,705,501)	(475,951)
Net increase (decrease) in net assets resulting from operations	(1,234,953)	594,520

Distributions to Shareholders from Earnings	(179,370)	(322,473)

Capital Transactions
Proceeds from shares sold	1,563,887	17,531,589
Amount paid for shares redeemed	(1,291,253)	(5,197,055)
Net increase in net assets resulting from capital transactions	272,634	12,334,534
Total Increase (Decrease) in Net Assets	(1,141,689)	12,606,581

Net Assets
Beginning of year/period	$12,854,250	$247,669
End of year/period	$11,712,561	$12,854,250

Share Transactions
Shares sold	70,000	720,001
Shares redeemed	(55,000)	(205,000)
Net increase in shares outstanding	15,000	515,001

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

	Texas Capital Texas Small Cap Equity Index ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$52,785	$81,142
Net realized loss on investment securities	(480,209)	(210,129)
Net realized gain from in-kind redemptions	849,655	1,249,089
Change in unrealized appreciation (depreciation) on investment securities	(1,126,548)	843,662
Net increase (decrease) in net assets resulting from operations	(704,317)	1,963,764

Distributions to Shareholders from Earnings	—	(64,400)

Capital Transactions
Proceeds from shares sold	1,586,903	16,295,711
Amount paid for shares redeemed	(4,600,737)	(4,989,728)
Net increase (decrease) in net assets resulting from capital transactions	(3,013,834)	11,305,983
Total Increase (Decrease) in Net Assets	(3,718,151)	13,205,347

Net Assets
Beginning of year/period	$13,708,103	$502,756
End of year/period	$9,989,952	$13,708,103

Share Transactions
Shares sold	60,000	670,001
Shares redeemed	(180,000)	(190,000)
Net increase (decrease) in shares outstanding	(120,000)	480,001

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Statements of Changes in Net Assets (continued)

	Texas Capital Government Money Market ETF
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period Ended December 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$970,781	$470,071
Net realized gain on investment securities	11	—
Net realized gain from in-kind redemptions	514	848
Change in unrealized appreciation (depreciation) on investment securities	(12,405)	10,979
Net increase in net assets resulting from operations	958,901	481,898

Distributions to Shareholders from Earnings	(938,424)	(471,605)

Capital Transactions
Proceeds from shares sold	20,040,473	47,558,423
Amount paid for shares redeemed	(5,012,531)	(5,005,216)
Net increase in net assets resulting from capital transactions	15,027,942	42,553,207
Total Increase in Net Assets	15,048,419	42,563,500

Net Assets
Beginning of period	$42,563,500	$—
End of period	$57,611,919	$42,563,500

Share Transactions
Shares sold	200,000	475,000
Shares redeemed	(50,000)	(50,000)
Net increase in shares outstanding	150,000	425,000

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Equity Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$32.51		$26.40	$25.00

Investment operations:
Net investment income	0.15		0.28	0.14
Net realized and unrealized gain on investments	2.17		6.11	1.40
Total from investment operations	2.32		6.39	1.54

Less distributions to shareholders from:
Net investment income	(0.13)		(0.28)	(0.14)
Total distributions	(0.13)		(0.28)	(0.14)

Net asset value, end of year/period	$34.70		$32.51	$26.40
Market price, end of year/period	$34.72		$32.50	$26.39

Total Return(b)	7.16	%(c)	24.30%	6.18	%(c)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$32,413		$29,062	$18,848
Ratio of expenses to average net assets	0.49	%(d)	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	1.00	%(d)	0.97%	1.24	%(d)
Portfolio turnover rate(e)	6	%(c)	3%	3	%(c)

(a)	For the period July 12, 2023 (commencement of operations) to December 31, 2023.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Oil Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$24.48		$24.77	$24.75

Investment operations:
Net investment income	0.33		0.67	—	(b)
Net realized and unrealized gain (loss) on investments	(2.79)		(0.32)	0.02
Total from investment operations	(2.46)		0.35	0.02

Less distributions to shareholders from:
Net investment income	(0.33)		(0.64)	—
Total distributions	(0.33)		(0.64)	—

Net asset value, end of year/period	$21.69		$24.48	$24.77
Market price, end of year/period	$21.71		$24.52	$24.92

Total Return(c)	(10.14	)%(d)	1.36%	0.08	%(d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$11,713		$12,854	$248
Ratio of expenses to average net assets	0.35	%(e)	0.35%	0.35	%(e)
Ratio of net investment income to average net assets	2.94	%(e)	2.69%	0.11	%(e)
Portfolio turnover rate(f)	5	%(d)	11%	—	%(d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.
(b)	Rounds to less than $0.005.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Texas Small Cap Equity Index ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
Selected Per Share Data:
Net asset value, beginning of year/period	$27.42		$25.14	$24.65

Investment operations:
Net investment income	0.15		0.16	—	(b)
Net realized and unrealized gain (loss) on investments	(1.28)		2.25	0.49
Total from investment operations	(1.13)		2.41	0.49

Less distributions to shareholders from:
Net investment income	—		(0.13)	—
Total distributions	—		(0.13)	—

Net asset value, end of year/period	$26.29		$27.42	$25.14
Market price, end of year/period	$26.25		$27.44	$25.16

Total Return(c)	(4.12	)%(d)	9.58%	1.99	%(d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$9,990		$13,708	$503
Ratio of expenses to average net assets	0.49	%(e)	0.49%	0.49	%(e)
Ratio of net investment income (loss) to average net assets	0.91	%(e)	0.66%	(0.32	)%(e)
Portfolio turnover rate(f)	13	%(d)	13%	—	%(d)

(a)	For the period December 20, 2023 (commencement of operations) to December 31, 2023.
(b)	Rounds to less than $0.005.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Government Money Market ETF

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period Ended December 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$100.15		$100.00

Investment operations:
Net investment income	2.05		1.07
Net realized and unrealized gain (loss) on investments	(0.02)		0.15
Total from investment operations	2.03		1.22

Less distributions to shareholders from:
Net investment income	(1.99)		(1.07)
Total distributions	(1.99)		(1.07)

Net asset value, end of period	$100.19		$100.15
Market price, end of period	$100.21		$100.16

Total Return(b)	2.04	%(c)	1.23	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$57,612		$42,564
Ratio of expenses to average net assets	0.20	%(d)	0.20	%(d)
Ratio of net investment income to average net assets	4.14	%(d)	4.49	%(d)

(a)	For the period September 24, 2024 (commencement of operations) to December 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Texas Capital Funds Trust

Notes to the Financial Statements

June 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, Texas Capital Texas Small Cap Equity Index ETF and Texas Capital Government Money Market ETF (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”), except for the Texas Capital Texas Oil Index ETF, which is non-diversified. The Texas Capital Texas Equity Index ETF commenced operations on July 12, 2023. The Texas Capital Texas Oil Index ETF and the Texas Capital Texas Small Cap Equity Index ETF commenced operations on December 20, 2023. The Texas Capital Government Money Market ETF commenced operations on September 24, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds’ investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Texas Capital Texas Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Equity Index. The investment objective of the Texas Capital Texas Oil Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Alerian Texas Weighted Oil and Gas Index. The investment objective of the Texas Capital Texas Small Cap Equity Index ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Texas Capital Texas Small Cap Equity Index. The investment objective of the Texas Capital Government Money Market ETF is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies,” including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Texas Capital Government Money Market ETF may enter into repurchase agreements. Repurchase agreements are transactions in which the Texas Capital Government Money Market ETF purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Texas Capital Government Money Market ETF maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Texas Capital Government Money Market ETF may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of June 30, 2025, the Texas Capital Government Money Market ETF had undivided interest in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for the repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset

Securities and Bank of

New York Mellon

Coupon	Dated	Due	Amount
4.44%	6/27/2025	7/7/2025	$1,000,000
4.45%	6/26/2025	7/3/2025	$1,000,000
4.47%	6/30/2025	7/1/2025	$2,700,000

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds’ federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Texas Capital Texas Equity Index ETF and the Texas Capital Texas Small Cap Equity Index ETF each typically distribute net investment income and any realized net capital gains annually. The Texas Capital Texas Oil Index ETF typically distributes net investment income quarterly and any realized net capital gains annually. The Texas Capital Government Money Market ETF typically distributes net investment

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

income monthly and any realized net gains annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds (“ETFs”), exchange-traded notes, closed-end funds and preferred stocks, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by Nasdaq are valued at the Nasdaq Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Although the Texas Capital Government Money Market ETF will seek to qualify as a “government money market fund”, it will not seek to maintain a stable NAV per share using the amortized cost method of valuation. Instead, the Texas Capital Government Money Market ETF will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an ETF. As an ETF, the Texas Capital Government Money Market ETF’s shares will be traded on the NYSE and will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the NYSE. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Equity Index ETF
Common Stocks(a)	$32,347,936	$—	$—	$32,347,936
Money Market Funds	61,763	—	—	61,763
Total	$32,409,699	$—	$—	$32,409,699

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Oil Index ETF
Common Stocks(a)	$11,669,160	$—	$—	$11,669,160
Money Market Funds	32,627	—	—	32,627
Total	$11,701,787	$—	$—	$11,701,787

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Texas Small Cap Equity Index ETF
Common Stocks(a)	$9,965,387	$—	$—	$9,965,387
Money Market Funds	25,783	—	—	25,783
Total	$9,991,170	$—	$—	$9,991,170

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market ETF
U.S. Government & Agencies	$—	$5,477,491	$—	$5,477,491
U.S. Treasury Obligations	—	46,421,386	—	46,421,386
Repurchase Agreements	—	4,700,000	—	4,700,000
Money Market Funds	65,352	—	—	65,352
Total	$65,352	$56,598,877	$—	$56,664,229

(a)	Refer to Schedule of Investments for sector classifications.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to each Fund (the “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a unitary management fee based on each Fund’s average daily net assets as follows:

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Advisory fees rate	0.49%	0.35%	0.49%	0.20%
Advisory fees earned	$71,174	$21,258	$28,413	$46,801
Payable to Adviser	$12,925	$3,488	$3,964	$7,783

Under the Agreement, the Adviser has agreed to pay all expenses of the Funds, except for the fee payment under the Agreement, payments under the Funds’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of each Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

State Street Bank and Trust Company (“State Street”) serves as Funds’ custodian and transfer agent. The Adviser pays State Street fees in accordance with the agreements for such services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Adviser pays Ultimus fees in accordance with the Master Services Agreement for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2025, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$1,836,904	$1,802,427
Texas Capital Texas Oil Index ETF	670,021	578,350
Texas Capital Texas Small Cap Equity Index ETF	1,512,253	1,472,772

For the six months ended June 30, 2025, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Texas Capital Texas Equity Index ETF	$6,694,733	$5,115,816
Texas Capital Texas Oil Index ETF	1,465,751	1,298,845
Texas Capital Texas Small Cap Equity Index ETF	1,602,765	4,597,810

For the six months ended June 30, 2025, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, Texas Capital Texas Small Cap Equity Index ETF and Texas Capital Government Money Market ETF had in-kind net realized gains of $1,264,774, $298,064, $849,655 and $514, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2025.

Transaction Fees – Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Texas Capital Texas Equity Index ETF and Texas Capital Texas Small Cap Equity Index ETF only in Creation Unit size aggregations of 10,000 shares. Shares are created and redeemed by the Texas Capital Texas Oil Index ETF only in Creation Unit size aggregations of 5,000 shares. Shares are created and redeemed by the Texas Capital Government Money Market ETF only in Creation Unit size aggregations of 25,000 shares. Only certain financial institutions (each an “Authorized Participant”) or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Standard Transaction Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and that ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Standard Transaction Fee, the “Transaction Fees”). For the six months ended June 30, 2025, the Funds did not have any Standard Transaction Fees or Variable Charges.

The Transaction Fees for the Funds are listed in the table below:

	In-kind Transaction Fee	Cash Transaction Fee	Variable Charge
Texas Capital Texas Equity Index ETF	$250	$100	2.00	%*
Texas Capital Texas Oil Index ETF	$150	$100	2.00	%*
Texas Capital Texas Small Cap Equity Index ETF	$250	$100	2.00	%*
Texas Capital Government Money Market ETF	$100	$100	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Gross unrealized appreciation	$6,299,375	$373,581	$1,328,072	$1,000
Gross unrealized depreciation	(1,381,556)	(2,554,906)	(1,601,179)	(2,426)
Net unrealized appreciation (depreciation) on investments	$4,917,819	$(2,181,325)	$(273,107)	$(1,426)
Tax cost of investments	$27,491,880	$13,883,112	$10,264,277	$56,665,655

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to passive foreign investment companies and the return of capital adjustments from underlying investments.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2024, the Funds’ most recent fiscal year end, were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF
Distributions paid from:
Ordinary income(a)	$226,285	$322,473	$64,400
Total distributions paid	$226,285	$322,473	$64,400

Texas Capital Government Money Market ETF
Distributions paid from:
Ordinary income(a)	$471,605
Total distributions paid	$471,605

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Texas Capital Texas Equity Index ETF	Texas Capital Texas Oil Index ETF	Texas Capital Texas Small Cap Equity Index ETF	Texas Capital Government Money Market ETF
Accumulated capital and other losses	(142,809)	(30,339)	(210,846)	—
Unrealized appreciation (depreciation) on investments	4,235,842	(467,047)	867,516	10,979
Total accumulated earnings (deficit)	$4,093,033	$(497,386)	$656,670	$10,979

As of December 31, 2024, the Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF, and the Texas Capital Texas Small Cap Equity Index ETF had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $140,095, $2,714, $30,070, $0, $210,846 and $0, respectively.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

occurring on the first business day of the Fund’s following taxable year. For the tax period ended December 31, 2024, the Texas Capital Texas Oil Index ETF deferred post-October capital losses in the amount of $269 qualified late year ordinary losses.

NOTE 7. PRINCIPAL RISKS

Texas Capital Texas Equity Index ETF, Texas Capital Texas Oil Index ETF and Texas Capital Texas Small Cap Equity Index ETF

Sector Risk: If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025 the Texas Capital Texas Oil Index ETF had 95.49% and of the value of its net assets invested in stocks within the Energy sector.

Texas Risk: Texas’ economy relies to a significant extent on certain key industries, such as the oil and gas industry (including drilling, production and refining), chemicals production, technology and telecommunications equipment manufacturing and international trade. Each of these industries has from time to time suffered from economic downturns, and adverse conditions in one or more of these industries could impair the ability of issuers of Texas municipal securities to pay principal or interest on their obligations.

Investment and Market Risk: As with all investments, an investment in the Funds is subject to investment risk. Investors in the Funds could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Index Tracking Risk: There is no guarantee that the Funds will achieve a high degree of correlation to their respective index and therefore achieve their investment objective. The Funds may have difficulty achieving their investment objective due to fees, expenses (including rebalancing expenses), and other transaction costs related to the normal operation of the Funds. These costs that may be incurred by the Funds are not incurred by the Index, which may make it more difficult for the Funds to track the index.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

Passive Investment Risk: The Funds are not actively managed, and the Adviser will not sell a security due to current or projected under performance of a security, industry, or sector, unless that security is removed from the index by the index provider, who is unaffiliated with the Adviser. The Funds invest in securities included in the index regardless of the Adviser’s independent analysis of the investment decision.

Texas Capital Government Money Market ETF

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s NAV per share. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

The Fund’s prospectus contain more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

Texas Capital Funds Trust

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Texas Capital Funds Trust (the “Trust”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (the “Advisory Agreement”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) on behalf of each of the Texas Capital Texas Equity Index ETF, the Texas Capital Texas Oil Index ETF, the Texas Capital Texas Small Cap Equity Index ETF, and the Texas Capital Government Money Market ETF (the “Government Money Market ETF,” together with the Texas Capital Texas Equity Index ETF, the Texas Capital Texas Oil Index ETF, the Texas Capital Texas Small Cap Equity Index ETF, the “ETFs” or the “Funds”), for an additional one-year term. The Board unanimously approved the Advisory Agreement at a meeting held on June 18, 2025, at which all of the Trustees were present.

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Board meetings held on June 11, 2025 and June 18, 2025 (collectively, the “Meetings”) and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services.The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to each of the Funds, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Funds and their background and experience; a summary of the financial condition of the Adviser; a quarterly written report containing the Funds’ performance information; the Adviser’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in

Additional Information (Unaudited) (continued)

Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management processes and procedures; an annual review of the operation of the Adviser’s compliance program; information regarding the Adviser’s compliance and regulatory history; and information prepared by Morningstar, Inc. (“Morningstar”), an independent third-party data provider, analyzing the performance record, fees and expenses of each of the Funds to those of a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies as selected by Morningstar.

In considering the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, the Board considered the Adviser’s asset management, risk management, operations, and compliance experience. The Board considered that the Adviser had summarized each of the investment strategies used for the Funds and that the ETFs (except the Government Money Market ETF) are managed passively and, therefore, the Adviser’s investment decisions are driven by changes in the underlying indices. The Board considered that the Adviser does not make adjustments to these ETFs’ portfolios in response to market conditions; however, the Adviser may make adjustments to the ETFs’ cash holdings in response to market volatility. The Board noted that, in addition to reports from the Adviser, on a regular basis it receives and reviews information from the Trust’s CCO regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of the Adviser and any disciplinary history. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of the Adviser’s compliance program and any compliance matters over the past year.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of the Adviser’s management and the quality of the performance of the Adviser’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that the Adviser had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreement with respect to each of the Funds.

Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings throughout the year information about each Fund’s performance results. Among other data, the Board considered information for each Fund’s performance for the one-year (or shorter, as applicable) and since inception periods ended March 31, 2025, as compared to applicable benchmarks provided by Morningstar, comparing the investment performance of each Fund to a universe of peer funds. The Board considered that the gross and net yield performance of the Government Money Market ETF was also provided. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results

Additional Information (Unaudited) (continued)

of the performance comparisons may vary depending on the funds in the peer group. The Board also received discount/premium information for the Funds, as well as tracking error information for those Funds passively managed against an index. The Board evaluated the explanations for any relative underperformance of a Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether each Fund had performed as expected over time, as well as any plans to address underperformance, if applicable. The Board took into account that each Fund was being managed in accordance with its investment objective and strategies. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Funds relative to their respective peer universe.

Based on these considerations, the Board concluded that the Adviser continues to have the capability of providing satisfactory investment performance for the Funds.

Fees and Expenses. The Board reviewed and considered the advisory fee rate of each Fund that is being paid to the Adviser under the Advisory Agreement and each Fund’s total net expense ratio. The Board reviewed information from Morningstar comparing each Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise and non-determinative, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of each Fund’s advisory fees and total expense ratio.

The Board considered that each ETF pays the Adviser a unitary management fee at an annual rate stated as a percentage of the average daily net assets of the Fund and that, under the Advisory Agreement, the Adviser bears all of the costs of the ETFs, except for the management fee payment under the Advisory Agreement, payments under the ETFs’ 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the ETFs, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business. The Board also took into account management’s discussion of each Fund’s expenses. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement with respect to each of the Funds was reasonable.

Profitability. The Board considered the Adviser’s profitability and whether these profits were reasonable in light of the services provided to each of the Funds. The Board reviewed a profitability analysis prepared by the Adviser based on each Fund’s asset level and considered the total profits of the Adviser from its relationship with each of the Funds on a Fund-by-Fund basis and for such Funds in the aggregate. The Board also considered that the Adviser had entered into unitary fee arrangements with respect to the Funds under which the Adviser reimbursed such Funds for expenses over the applicable unitary fee rate. The Board concluded that the Adviser’s profitability from its relationship with each of the Funds, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of each Fund as each Fund grew and whether fee levels reflected these

Additional Information (Unaudited) (continued)

economies. The Board noted that each Fund’s current advisory fee does not include breakpoints and took into account the Adviser’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses incurred with respect to each Fund. The Board considered the profitability analysis provided by the Adviser and noted that, while expenses of managing each Fund as a percentage of assets under management were expected to decrease as each Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective Fund had achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Funds, including: (a) trading efficiencies resulting from aggregation of orders of the Funds; (b) the Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Funds; and/or (e) the possibility that the working relationship between the Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser. The Trustees noted that with respect to the Government Money Market ETF, benefits to the Adviser may also include offering an affiliated money market fund rather than an unaffiliated one to Texas Capital Bank’s clients, thereby increasing such Fund’s assets and management fees earned by the Adviser. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Funds, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations made by the Adviser at the Meeting, determined that approval of the Advisory Agreement with respect to each of the Funds for an additional one-year term was in the best interests of each Fund and its shareholders.

In considering the renewal of the Advisory Agreement with respect to each of the Funds, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of each Fund’s performance and operations throughout the year.

Proxy Voting

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (844) 822-3837; (2) on or through the Funds’ website at https://www.texascapitalbank.com/etf-funds-management; and (3) in Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

Texas Capital Government Money Market Fund (TXGXX)

Semi-Annual Financial Statements

and Additional Information

June 30, 2025

Fund Adviser:

Texas Capital Bank Wealth Management Services, Inc.,
doing business as Texas Capital Bank Private Wealth Advisors
2000 McKinney Avenue, Suite 1800

Dallas, TX 75201

Texas Capital Government Money Market Fund

Schedule of Investments

June 30, 2025 - (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCIES — 8.91%
Federal Home Loan Mortgage Corp, 4.02%, 9/23/2025	$520,000	$515,340
Federal National Mortgage Association, 3.23%, 8/18/2025	550,000	547,223
Federal National Mortgage Association, 3.40%, 8/25/2025	635,000	631,376
Total U.S. Government & Agencies (Cost $1,693,939)		1,693,939

U.S. TREASURY OBLIGATIONS — 65.44%
United States Treasury Bill, 0.00%, 7/1/2025	500,000	500,000
United States Treasury Bill, 4.15%, 7/8/2025	750,000	749,391
United States Treasury Bill, 4.16%, 7/15/2025	500,000	499,187
United States Treasury Bill, 4.14%, 7/17/2025	500,000	499,076
United States Treasury Bill, 4.14%, 7/31/2025	500,000	498,265
United States Treasury Bill, 4.25%, 8/5/2025	500,000	497,902
United States Treasury Bill, 4.29%, 8/12/2025	1,500,000	1,492,392
United States Treasury Bill, 4.30%, 8/14/2025	500,000	497,380
United States Treasury Bill, 4.30%, 8/19/2025	1,500,000	1,491,210
United States Treasury Bill, 4.29%, 8/21/2025	1,500,000	1,490,886
United States Treasury Bill, 4.32%, 8/26/2025	500,000	496,736
United States Treasury Bill, 4.26%, 9/2/2025	500,000	496,297
United States Treasury Bill, 4.25%, 9/4/2025	450,000	446,625
United States Treasury Bill, 4.21%, 9/9/2025	500,000	495,877
United States Treasury Bill, 4.24%, 9/16/2025	250,000	247,748
United States Treasury Bill, 4.22%, 10/2/2025	500,000	494,570
United States Treasury Bill, 4.19%, 10/14/2025	750,000	740,745
United States Treasury Bill, 4.13%, 11/20/2025	250,000	245,898
United States Treasury Bill, 4.12%, 11/28/2025	250,000	245,665
United States Treasury Floating Rate Note, 4.41%, 10/31/2025	325,000	325,042
Total U.S. Treasury Obligations (Cost $12,450,892)		12,450,892

REPURCHASE AGREEMENTS — 27.59%
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.44% dated 6/27/2025 and maturing 7/7/2025 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 1.99% to 6.08% and maturity dates ranging from 3/27/2028 to 6/12/2045 with a par value of $1,076,597 and a collateral value of $1,014,439	1,000,000	1,000,000
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.45% dated 6/26/2025 and maturing 7/3/2025 collateralized by Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 0.00% to 5.50% and maturity dates ranging from 7/15/2025 to 11/1/2054 with a par value of $1,116,662 and a collateral value of $1,010,409	1,000,000	1,000,000

See accompanying notes which are an integral part of these financial statements.

1

Texas Capital Government Money Market Fund

Schedule of Investments (continued)

June 30, 2025 - (Unaudited)

	Principal Amount	Fair Value
REPURCHASE AGREEMENTS — 27.59% - continued
Tri-Party Repurchase Agreement with Mirae Asset Securities and Bank of New York Mellon, 4.47% dated 6/30/2025 and maturing 7/1/2025 collateralized by U.S. Treasury Securities, Agency Mortgage-Back Securities, Agency Debentures and Agency Strips with rates ranging from 1.10% to 6.76% and maturity dates ranging from 10/1/2028 to 12/1/2054 with a par value of $6,716,600 and a collateral value of $3,285,020	$3,250,000	$3,250,000
Total Repurchase Agreements (Cost $5,250,000)		5,250,000

	Shares
MONEY MARKET FUNDS — 0.56%
State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.24%(a)	107,412	107,412
Total Money Market Funds (Cost $107,412)		107,412

Total Investments — 102.50% (Cost $19,502,243)		19,502,243
Liabilities in Excess of Other Assets — (2.50)%		(475,022)
NET ASSETS — 100.00%		$19,027,221

(a)	Rate disclosed is the seven day effective yield as of June 30, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Texas Capital Government Money Market Fund
Statements of Assets and Liabilities

June 30, 2025 - (Unaudited)

Assets
Investments in securities, at fair value (cost $14,252,243)	$14,252,243
Repurchase Agreements (cost $5,250,000)	5,250,000
Cash	1,203
Receivable for fund shares sold	50,124
Dividends and interest receivable	8,269
Receivable from Adviser	18,639
Prepaid expenses	33,845
Total Assets	19,614,323

Liabilities
Payable for investments purchased	431,121
Distributions payable	50,124
Audit fees payable	36,707
Legal fees payable	33,648
Payable to administrator	10,230
Payable to trustees	6,729
Other accrued expenses	18,543
Total Liabilities	587,102

Net Assets	$19,027,221

Net Assets consist of:
Paid-in capital	19,027,221
Accumulated earnings	—
Net Assets	$19,027,221
Shares outstanding (unlimited number of shares authorized, no par value)	19,027,221
Net asset value per share	$1.00

See accompanying notes which are an integral part of these financial statements.

3

Texas Capital Government Money Market Fund

Statements of Operations

For the six months ended June 30, 2025 - (Unaudited)

Investment Income
Interest income	$266,749
Total investment income	266,749

Expenses
Administration	30,417
Transfer agent fees and expenses	23,010
Legal	14,898
Report printing	12,761
Advisory fees	12,220
Audit and tax	12,207
Registration	8,525
Custodian	5,556
Chief Compliance Officer	4,552
Trustee	2,980
Pricing	1,252
Miscellaneous	9,284
Total expenses	137,662
Fees waived by Adviser	(122,389)
Net operating expenses	15,273
Net investment income	251,476
Net increase in net assets resulting from operations	$251,476

See accompanying notes which are an integral part of these financial statements.

4

Texas Capital Government Money Market Fund
Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period Ended December 31, 2024(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$251,476	$226,486
Net increase in net assets resulting from operations	251,476	226,486

Distributions to Shareholders from Earnings	(251,476)	(226,486)

Capital Transactions
Proceeds from shares sold	7,790,150	11,267,060
Reinvestment of distributions	251,467	226,490
Amount paid for shares redeemed	(265,951)	(241,995)
Net increase in net assets resulting from capital transactions	7,775,666	11,251,555
Total Increase in Net Assets	7,775,666	11,251,555

Net Assets
Beginning of period	$11,251,555	$—
End of period	$19,027,221	$11,251,555

Share Transactions
Shares sold	7,790,150	11,267,060
Shares issued in reinvestment of distributions	251,467	226,490
Shares redeemed	(265,951)	(241,995)
Net increase in shares outstanding	7,775,666	11,251,555

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

5

Texas Capital Government Money Market Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30, 2025 (Unaudited)		For the Period Ended December 31, 2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00

Investment operations:
Net investment income	0.02		0.22
Total from investment operations	0.02		0.22

Less distributions to shareholders from:
Net investment income	(0.02)		(0.22)
Total distributions	(0.02)		(0.22)

Net asset value, end of period	$1.00		$1.00

Total Return(b)	2.06	%(c)	2.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,027		$11,252
Ratio of net expenses to average net assets after waiver	0.25	%(d)	0.25	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	2.25	%(d)	3.32	%(d)
Ratio of net investment income to average net assets	4.12	%(d)	4.77	%(d)

(a)	For the period July 17, 2024 (commencement of operations) to December 31, 2024.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Texas Capital Government Money Market Fund
Notes to the Financial Statements

June 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

Texas Capital Government Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified series of Texas Capital Funds Trust (the “Trust”). The Fund commenced operations on July 17, 2024. The Trust is an open-end investment management company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 21, 2023, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s investment adviser is Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”). The investment objective of the Fund is to seek to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Repurchase Agreements – The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the

7

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to any coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. The Fund may utilize a put feature to limit the maturity of repurchase agreements it enters into in accordance with Rule 2a-7 under the 1940 Act.

As of June 30, 2025, the Fund had undivided interest in joint repurchase agreements with the following counterparty for the time period and rate indicated. Amounts shown in the table below represent principal amount, cost and value for the repurchase agreement.

Tri-Party Repurchase Agreement with Mirae Asset

Securities and Bank of

New York Mellon

Coupon	Dated	Due	Amount
4.44%	6/27/2025	7/7/2025	$1,000,000
4.45%	6/26/2025	7/3/2025	$1,000,000
4.47%	6/30/2025	7/1/2025	$3,250,000

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management

8

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund declares dividends daily and pays them monthly. The Fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The Fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business.

The fund is operating as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Rule 2a-7”). Therefore, the Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized with cash and/or government securities). As a “government money market fund,” the Fund is permitted to use the amortized cost method of valuation to seek to maintain a $1.00 share price.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where

9

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

market quotes are not readily available or are deemed not to reflect market value. In the event that market quotes are not readily available or are deemed not to reflect market value, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Texas Capital Government Money Market Fund
U.S. Government & Agencies	$—	$1,693,939	$—	$1,693,939
U.S. Treasury Obligations	—	12,450,892	—	12,450,892
Repurchase Agreements	—	5,250,000	—	5,250,000
Money Market Funds	107,412	—	—	107,412
Total	$107,412	$19,394,831	$—	$19,502,243

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

10

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the Advisory Agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. The Fund pays the Adviser a management fee at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.20%.

Texas Capital Texas Government Money Market Fund
Advisory fees rate	0.20%
Advisory fees earned	$12,220
Receivable from Adviser	$18,693

Under the Agreement, the Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.25% of the Fund’s average daily net assets (the “Expense Limit”) through April 30, 2026. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. The Fund waived $122,389 for the six months ended June 30, 2025.

As of June 30, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Fund as follows:

Recoverable through
December 31, 2027	$145,970
June 30, 2028	122,389

State Street Bank and Trust Company (“State Street”) serves as Fund’s custodian. The Fund pays State Street fees in accordance with the agreements for such services.

11

Texas Capital Government Money Market Fund

Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Fund for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who is not currently paid by the Fund for serving in such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 5. FEDERAL TAX INFORMATION

At June 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation on investments	$—
Tax cost of investments	$19,502,243

12

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

The tax character of distributions paid for the fiscal year ended December 31, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$226,486
Total distributions paid	$226,486

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

NOTE 6. PRINCIPAL RISKS

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Investment and Market Risk: As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time. Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

13

Texas Capital Government Money Market Fund
Notes to the Financial Statements (continued)

June 30, 2025 - (Unaudited)

The Fund’s prospectus contains more information regarding these risks and other risks related to the Fund as well as other information about the Fund and should be read carefully before investing.

NOTE 7. SIGNIFICANT SHAREHOLDER

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At June 30, 2025, Pershing LLC and Anthemnet, Inc. owned 54.82% and 34.20% of the Fund, respectively. Neither Pershing LLC or Anthemnet, Inc. are involved in the day to day operations or management of the Fund.

NOTE 8. IDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Texas Capital Funds Trust (the “Trust”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), voting separately, has reviewed and approved the advisory agreement (the “Advisory Agreement”) between the Trust and Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) on behalf of the Texas Capital Government Money Market Fund (the “Fund”), for an additional one-year term. The Board unanimously approved the Advisory Agreement at a meeting held on June 18, 2025, at which all of the Trustees were present.

In deciding whether to approve the Advisory Agreement, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided in the Board materials and at the Board meetings held on June 11, 2025 and June 18, 2025 (collectively, the “Meetings”) and were not the result of any one factor. Moreover, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee may have afforded different weight to the various factors and information in reaching his or her conclusions with respect to the Advisory Agreement. In considering the approval of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Board reviewed materials provided by the Adviser related to the Advisory Agreement with respect to the Fund, including the Advisory Agreement, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform advisory, compliance and operational services for the Fund and their background and experience; a summary of the financial condition of the Adviser; a quarterly written report containing the Fund’s performance information; the Adviser’s compliance policies and procedures, including its business continuity plan and cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity risk management processes and procedures; an annual review of the operation of the Adviser’s compliance program; information regarding the Adviser’s compliance and regulatory history; and information prepared by Morningstar, Inc.

15

Additional Information (Unaudited) (continued)

(“Morningstar”), an independent third-party data provider, analyzing the performance record, fees and expenses of the Fund to those of a peer group of other mutual funds with similar investment strategies as selected by Morningstar.

In considering the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, the Board considered the Adviser’s asset management, risk management, operations, and compliance experience. The Board considered that the Adviser had summarized the investment strategy used for the Fund. The Board noted that, in addition to reports from the Adviser, on a regular basis it receives and reviews information from the Trust’s CCO regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of the Adviser and any disciplinary history. The Board also considered the Adviser’s policies and procedures relating to business continuity and cybersecurity, including the Trust CCO’s review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of the Adviser’s compliance program and any compliance matters over the past year.

The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by the Adviser, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of the Adviser’s management and the quality of the performance of the Adviser’s duties.

After discussion and taking into account the report and evaluation provided by the Trust’s CCO, the Board concluded that the Adviser had sufficient personnel, resources, investment methodologies and written compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund.

Performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings throughout the year information about the Fund’s performance results. Among other data, the Board considered information for the Fund’s performance for periods ended March 31, 2025, as compared to a benchmark provided by Morningstar, comparing the investment performance of the Fund to a universe of peer funds. The Board considered that the gross and net yield performance of the Fund was also provided. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the funds in the peer group. The Board evaluated the explanations for any relative underperformance of the Fund during these periods, as well as to investment decisions and global economic and other factors that affected the Fund’s investment performance and whether the Fund had performed as expected over time, as well as any plans to improve performance. The Board took into account that the Fund was being managed in accordance with its investment objective and strategies. The Board also noted the Adviser’s discussion of any differences in the investment strategies of the Fund relative to its peer universe.

16

Additional Information (Unaudited) (continued)

Based on these considerations, the Board concluded that the Adviser continues to have the capability of providing satisfactory investment performance for the Fund.

Fees and Expenses. The Board reviewed and considered the advisory fee rate of the Fund that is being paid to the Adviser under the Advisory Agreement and the Fund’s total net expense ratio. The Board reviewed information from Morningstar comparing the Fund’s advisory fee rate and total expense ratio relative to a group of its peer funds. While the Board recognized that comparisons between the Fund and its peer funds may be imprecise and non-determinative, the comparative information provided by Morningstar was helpful to the Board in evaluating the reasonableness of the Fund’s advisory fees and total expense ratio.

The Board further considered that the Fund pays the Adviser a management fee at an annual rate stated as a percentage of the average daily net assets of the Fund. The Board also took into account management’s discussion of the Fund’s expenses and also noted that the Adviser had entered into fee waiver and expense reimbursement arrangements with respect to the Fund. The Board took into account the factors that the Adviser reported that contributed to any expenses that were relatively higher than the peer group comparative data. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the compensation payable to the Adviser under the Advisory Agreement with respect to the Fund was reasonable.

Profitability. The Board considered the Adviser’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by the Adviser based on the Fund’s asset level and considered the total profits of the Adviser from its relationship with the Fund and for all funds that the Adviser manages in the aggregate. The Board also considered that, with respect to the Fund, the Adviser had agreed to reimburse expenses to limit net annual operating expenses. The Board concluded that the Adviser’s profitability from its relationship with the Fund and for all funds that the Adviser manages, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund as the Fund grew and whether fee levels reflected these economies. The Board noted that the Fund’s current advisory fee does not include breakpoints and took into account the Adviser’s discussion of the Fund’s fee structure, including the current size of the Fund as well as the level of expenses incurred with respect to the Fund. The Board considered the profitability analysis provided by the Adviser and noted that, while expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient scale.

Fall-out Benefits. The Trustees discussed direct or indirect “fall-out benefits,” noting that the Adviser and its affiliates may realize certain benefits from their relationships with the Fund, including: (a) trading efficiencies resulting from aggregation of orders of all funds that the Adviser manages; (b) the Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (c) the Adviser’s ability to cross-market other products and services to Fund shareholders; (d) the Adviser’s ability to negotiate better pricing with the custodian on behalf of its other clients as a result of the relationship with the Fund; and/or (e) the possibility that the working relationship

17

Additional Information (Unaudited) (continued)

between the Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of the Adviser. The Trustees noted that with respect to the Fund, benefits to the Adviser may also include offering an affiliated money market fund rather than an unaffiliated one to Texas Capital Bank’s clients, thereby increasing the Fund’s assets and management fees earned by the Adviser. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, including reliance on the representations made by the Adviser at the Meeting, determined that approval of the Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

18

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available (1) without charge upon request by calling the Funds at (844) 822-3837; (2) on or through the Fund’s website at https://www.texascapitalbank.com/etf-funds-management; and (3) in Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Texas Capital Funds Trust

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ J. Steven Orr
J. Steven Orr
President and Chief Executive Officer
Date:	September 3, 2025

By	/s/ Joel Colpitts
Joel Colpitts
Treasurer and Principal Financial Officer
Date:	September 3, 2025